Mergers and Acquisitions (Detail textuals 1) (USD $) In Thousands, unless otherwise specified	0 Months Ended	2 Months Ended	12 Months Ended
	Nov. 05, 2013	Dec. 31, 2013	Dec. 31, 2013
Business Acquisition [Line Items]
Gain on bargain purchase			$ 1,333
Wilton Bank ("Wilton")
Business Acquisition [Line Items]
Gain on bargain purchase	1,333		1,300
Revenue of acquiree since acquisition date		425
Earnings of acquiree since acquisition date		212
Merger and acquisition expenses		$ 908	$ 908
Wilton Bank ("Wilton") | Core deposit intangible
Business Acquisition [Line Items]
Estimated life of core deposit	9 years 3 months 18 days
Premium rate on time deposits	0.11%